SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS (Details)	12 Months Ended
	May 31, 2023	May 31, 2022
Equity [Abstract]
Expected term (in years)	10 years	10 years
Expected volatility	81.00%	84.00%
Risk-free interest rate	3.10%	1.80%
Dividend yield	0.00%	0.00%